Note 7 - Fixed Assets	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7. Fixed Assets

Fixed assets consist of the following:

	Estimated Useful Life			December 31,
	(in years)			2014	2013

Building and building improvements	10	or	39	$30,884	$29,606
Computers and software	3	–	10	25,228	20,413
Equipment		7		13,461	12,676
Furniture and fixtures		5		1,292	1,322
Leasehold improvements		5		508	508
Assets under construction				588	3011
				71,961	67,536
Less: Accumulated depreciation				(25,193)	(17,648)
Fixed assets, net				$46,768	$49,888

Depreciation and amortization of fixed assets for the years ended December 31, 2014 and 2013 was $8.0 million and $6.7 million, respectively.

See Note 12 for further information on our building and building improvements.